Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	NEOLEUKIN THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0542593
Entity Address, Address Line One	188 East Blaine Street
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	866
Local Phone Number	245-0312
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001404644
Entity Primary SIC Number	2834
Amendment Description	AMENDMENT NO. 1
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	188 East Blaine Street
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	866
Local Phone Number	245-0312
Contact Personnel Name	Donna M. Cochener